Trade Receivables, Other Receivables and Prepayments - Schedule of Provision for Doubtful Debts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Provision for Doubtful Debts [Abstract]
As at January 1		$ 37,487
Reverse due to disposal of subsidiaries		(37,487)
As at December 31